5. Accounts Receivable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable - trade	$ 2,394,246	$ 1,315,209
Retail Energy Services - Unbilled
Accounts receivable - trade	720,228	202,156
Wholesale Trading
Accounts receivable - trade	515,999	168,953
Retail Energy Services -Billed
Accounts receivable - trade	$ 1,158,019	$ 944,100